Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies
Basis of Preparation

(a)Basis of Preparation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for financial information. In the opinion of management of the Partnership, all adjustments considered necessary for a fair presentation, which are of normal recurring nature, have been included. All intercompany balances and transactions are eliminated. The unaudited condensed consolidated financial statements do not include all the disclosures and information required for a complete set of annual financial statements; and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2023, which are included in the Partnership’s Annual Report on Form 20-F (the “2023 20-F”).

Significant Accounting Policies

(b)Significant Accounting Policies

The accounting policies adopted in the preparation of the unaudited condensed consolidated financial statements are consistent with those followed in the preparation of the Partnership’s audited consolidated financial statements for the year ended December 31, 2023, as contained in the 2023 20-F.

Recent Accounting Pronouncements

(c)Recent Accounting Pronouncements

For more information, please see the 20-F for 2023 about recently adopted accounting standards.

Accounting pronouncements not yet adopted

Other recently issued accounting pronouncements are not expected to materially impact the Partnership.